employee future benefits - Disaggregation of defined benefit pension (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Present value of the defined benefit obligations
Defined benefit pension plans – funded status overview
Net defined liability/(assets)	$ 9,684	$ 8,723
Pension plans
Defined benefit pension plans – funded status overview
Net defined liability/(assets)	(425)	57
PBSR interim estimate of solvency position	$ 568
PBSR prior year update of annual estimate of solvency position		401
PBSR prior year interim estimate of solvency position		$ 276
PBSR composite weighted average discount rate	3.00%	3.24%
Hypothetical basis points decrease in PBSR composite weighted average discount rate (as a per cent)	0.25%	0.25%
Decrease in the PBSR solvency position with hypothetical decrease of 25 basis points in the composite weighted average discount rate	$ 295	$ 303
Pension plans | Minimum
Defined benefit pension plans – funded status overview
PBSR interim solvency ratio	98.00%	94.00%
PBSR annual solvency ratio		97.00%
PBSR interim three-year solvency ratio	98.00%	95.00%
PBSR annual three-year solvency ratio		96.00%
Pension plans | Maximum
Defined benefit pension plans – funded status overview
PBSR interim solvency ratio	112.00%	106.00%
PBSR annual solvency ratio		109.00%
PBSR interim three-year solvency ratio	109.00%	106.00%
PBSR annual three-year solvency ratio		107.00%
Pension plans | Present value of the defined benefit obligations
Defined benefit pension plans – funded status overview
Net defined liability/(assets)	$ 9,684	$ 8,723	$ 9,419
Pension plans | Plan assets net of Effect of asset ceiling limit
Defined benefit pension plans – funded status overview
Net defined liability/(assets)	9,259	8,780
Pension plans | Active members | Present value of the defined benefit obligations
Defined benefit pension plans – funded status overview
Net defined liability/(assets)	2,184	1,960
Pension plans | Deferred members | Present value of the defined benefit obligations
Defined benefit pension plans – funded status overview
Net defined liability/(assets)	513	469
Pension plans | Pensioners | Present value of the defined benefit obligations
Defined benefit pension plans – funded status overview
Net defined liability/(assets)	6,987	6,294
Pension plans that have plan assets in excess of defined benefit obligations accrued | Pension plans
Defined benefit pension plans – funded status overview
Net defined liability/(assets)	155	503
PBSR interim estimate of solvency position	626
PBSR prior year update of annual estimate of solvency position		460
Pension plans that have plan assets in excess of defined benefit obligations accrued | Pension plans | Present value of the defined benefit obligations
Defined benefit pension plans – funded status overview
Net defined liability/(assets)	8,277	7,479
Pension plans that have plan assets in excess of defined benefit obligations accrued | Pension plans | Plan assets net of Effect of asset ceiling limit
Defined benefit pension plans – funded status overview
Net defined liability/(assets)	8,432	7,982
Pension plans that have defined benefit obligations accrued in excess of plan assets | Pension plans
Defined benefit pension plans – funded status overview
Net defined liability/(assets)	(580)	(446)
PBSR interim estimate of solvency position	(58)
PBSR prior year update of annual estimate of solvency position		(59)
Pension plans that have defined benefit obligations accrued in excess of plan assets | Pension plans | Present value of the defined benefit obligations
Defined benefit pension plans – funded status overview
Net defined liability/(assets)	1,407	1,244
Pension plans that have defined benefit obligations accrued in excess of plan assets | Pension plans | Plan assets net of Effect of asset ceiling limit
Defined benefit pension plans – funded status overview
Net defined liability/(assets)	827	798
Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded | Pension plans
Defined benefit pension plans – funded status overview
Net defined liability/(assets)	(340)	(240)
PBSR interim estimate of solvency position	(58)
PBSR prior year update of annual estimate of solvency position		(59)
Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded | Pension plans | Present value of the defined benefit obligations
Defined benefit pension plans – funded status overview
Net defined liability/(assets)	1,167	1,038
Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded | Pension plans | Plan assets net of Effect of asset ceiling limit
Defined benefit pension plans – funded status overview
Net defined liability/(assets)	827	798
Pension plans that have defined benefit obligations accrued in excess of plan assets - Unfunded | Pension plans
Defined benefit pension plans – funded status overview
Net defined liability/(assets)	(240)	(206)
Pension plans that have defined benefit obligations accrued in excess of plan assets - Unfunded | Pension plans | Present value of the defined benefit obligations
Defined benefit pension plans – funded status overview
Net defined liability/(assets)	$ 240	$ 206